Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable Components
As of October 31	2011	2010
Trade accounts receivable	$37,203	$33,615
Other receivables(a)	1,966	6,939
	39,169	40,554
Allowance for doubtful accounts	(170)	(83)
Accounts receivable	$38,999	$40,471